Commitments, Guarantees, and Contingent Liabilities (Minimum Future Rentals on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 7,939
2020	7,017
2021	6,018
2022	5,543
2023	6,631
Thereafter	34,523
Total	¥ 67,671